Related Party Transactions (Details) - USD ($)												3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 25, 2023	Jul. 14, 2023	May 23, 2023	Mar. 18, 2023	Mar. 17, 2023	Mar. 16, 2023	Aug. 25, 2022	Jan. 31, 2022	May 02, 2021	Apr. 14, 2021	Jan. 13, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 21, 2023	Oct. 18, 2023	Mar. 14, 2023	Feb. 24, 2023	Jul. 11, 2022	Mar. 18, 2021
Related Party Transaction [Line Items]
Issuance of common stock to sponsor																	$ 25,000
Exceeds per share (in Dollars per share)																							$ 10
Unsecured promissory note														$ 250,000	$ 750,000	$ 1,000,000
Working capital requirements														$ 910,000
Founder shares (in Shares)												1,432,500		1,432,500
Office space paid														$ 10,000
Total number of share forfeiture (in Shares)										644,591
Founder Shares forfeited (in Shares)									644,591					644,591		644,591
Working Capital Loan																$ 1,000,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares lock In period																1 year
Trading day period																20 days
Trading day period																30 days
Initial Business Combinatio																150 days
Unsecured Debt [Member]
Related Party Transaction [Line Items]
Percentage Of Principal Amount Of Note Can Be Drawn From Time To Time At The Companys Option							50.00%
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Exceeds per share (in Dollars per share)												$ 1.5		$ 1.5		$ 1.5
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
shares new issues (in Shares)										1,921,634
Class B Ordinary Shares [Member]
Related Party Transaction [Line Items]
Ordinary shares,par, value (in Dollars per share)												0.0001		0.0001		0.0001	$ 0.0001
Founder shares (in Shares)											1,125,000
Common Class A [Member]
Related Party Transaction [Line Items]
Ordinary shares,par, value (in Dollars per share)												$ 0.0001		$ 0.0001		0.0001	$ 0.0001
Common Class A [Member] | Share Price Equals Or Exceeds 12 USD [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Exceeds per share (in Dollars per share)																$ 12
Subscription Agreement [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares (in Shares)			202,500			360,000
Subscription Agreement [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Ordinary shares,par, value (in Dollars per share)																					$ 0.0001
A&R Subscription Agreement [Member]
Related Party Transaction [Line Items]
Working capital requirements		$ 1,500,000
Paid to sponsor		$ 160,000
A&R Subscription Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Price per share (in Dollars per share)																			$ 15
Founder shares (in Shares)																			71,956
A&R Subscription Agreement [Member] | Common Class A [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Price per share (in Dollars per share)																			$ 12.5
Founder shares (in Shares)																			71,956
Second Subscription Agreement [Member]
Related Party Transaction [Line Items]
Working capital requirements	$ 1,090,000
Paid to sponsor	750,000
Second Subscription Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Price per share (in Dollars per share)																			$ 15
Founder shares (in Shares)																			74,695
Second Subscription Agreement [Member] | Common Class A [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Price per share (in Dollars per share)																			$ 12.5
Founder shares (in Shares)																			74,695
Sponsor [Member]
Related Party Transaction [Line Items]
Sponsor agreed to loan											$ 300,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Exceeds per share (in Dollars per share)										$ 1.5
Sponsor [Member] | Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Sponsor paid amount											$ 25,000
Issunace of common stock per sahre value (in Dollars per share)											$ 0.003
Ordinary shares (in Shares)											8,625,000
Ordinary shares,par, value (in Dollars per share)											$ 0.0001
Sponsor [Member] | Subscription Agreement [Member]
Related Party Transaction [Line Items]
Working capital requirements			$ 270,000			$ 480,000
Paid to sponsor			$ 270,000		$ 480,000
Sponsor [Member] | Second Subscription Agreement [Member]
Related Party Transaction [Line Items]
Price per share (in Dollars per share)																		$ 1.5
Sponsor [Member] | Commercial Paper [Member]
Related Party Transaction [Line Items]
Non-interest bearing
Borrowings																$ 0	$ 0
Sponsor [Member] | Commercial Paper [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Sponsor agreed to loan											$ 300,000
Mr. Kanishka Roy [Member]
Related Party Transaction [Line Items]
Unsecured promissory note						250,000
Borrowings												$ 250,000		$ 250,000		$ 0
Mr. Roy [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Sponsor agreed to loan																				$ 250,000
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Price of per warrant (in Dollars per share)																$ 1.5
Working Capital Loans [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Convertible into Private Placement Warrants												$ 1,500,000		$ 1,500,000		$ 1,500,000
Price of per warrant (in Dollars per share)												$ 1.5		$ 1.5		$ 1.5
Mike Dinsdale [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Sponsor agreed to loan																						$ 500,000
Unsecured promissory note								$ 500,000								$ 500,000
Increments amount				$ 50,000
Increments of not les																50,000
Mike Dinsdale [Member] | Private Placement Warrants [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Price of per warrant (in Dollars per share)								$ 1.5
Ursula Burns [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Sponsor agreed to loan																						$ 500,000
Price of per warrant (in Dollars per share)												1.5		$ 1.5									$ 1.5
Increments amount							$ 50,000
Principal rate							50.00%
Increments of not les							$ 50,000
Kanishka Roy [Member] | Commercial Paper [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Sponsor agreed to loan						250,000
Unsecured promissory note						$ 250,000
Sponsor Or An Affiliate Of The Sponsor [Member]
Related Party Transaction [Line Items]
Incurred fees for services																	851,053
Expenses Paid Per Month For Office Space Secretarial And Administrative Services																10,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeiture shares (in Shares)									644,591
Initial Business Combination														1 year
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
shares new issues (in Shares)										1,921,634
Number of shares subject to forfeiture (in Shares)										644,591	1,125,000
Founder Shares [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Exceeds per share (in Dollars per share)												$ 12		$ 12
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Price per share (in Dollars per share)											$ 0.003
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transaction [Line Items]
Issuance of common stock to sponsor											$ 25,000
Price per share (in Dollars per share)											$ 0.0001
shares new issues (in Shares)											8,625,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Unsecured promissory note	$ 1,090,000				$ 1,500,000
Promissory Note [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Price of per warrant (in Dollars per share)	$ 1.5
Office Space, Secretarial And Administrative Services [Member]
Related Party Transaction [Line Items]
Incurred fees for services												$ 30,000	$ 90,000	$ 30,000	90,000	120,000	115,000
Reimbursement of Costs of Salaries [Member]
Related Party Transaction [Line Items]
Incurred fees for services												$ 13,606	$ 134,755	$ 201,488	$ 443,934
Reimbursement Of Salaries And Other Services [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Incurred fees for services																$ 549,198	$ 736,053